Other Non-Current Assets	12 Months Ended
Mar. 31, 2022
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 — OTHER NON-CURRENT ASSETS

	As of March 31,
	2021	2022
	RMB	RMB
Deposits for leased equipment and factory	3,000	-
Prepayment for property and equipment, and intangible asset	333	541
Total other non-current assets	3,333	541